CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,701,715	1,701,715	1,701,715
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	18,000,000	18,000,000	18,000,000
Common stock, shares issued (in shares)	9,998,446	9,998,446	9,998,446
Common stock, shares outstanding (in shares)	9,998,446	9,998,446	9,998,446
Series A Preferred Stock
Preferred stock, shares authorized (in shares)	371,715	371,715	371,715
Preferred stock, shares issued (in shares)	371,715	371,715	371,715
Preferred stock, shares outstanding (in shares)	371,715	371,715	371,715
Series A-1 Preferred Stock
Preferred stock, shares authorized (in shares)	1,330,000	1,330,000	1,330,000
Preferred stock, shares issued (in shares)	1,228,492	1,228,492	1,228,492
Preferred stock, shares outstanding (in shares)	1,228,492	1,228,492	1,228,492